Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Class K | LifePath 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2035 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® 2035 Portfolio (“LifePath 2035 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2035 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Portfolio’s performance. During the most recent fiscal year, the 2035 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2035 Portfolio and its share of the allocated expenses of LifePath® 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2035 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of April 15, 2013, LifePath 2035 Portfolio held approximately 75% of its assets in Underlying Funds that invest primarily in equity securities, 25% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2035 Portfolio in the description of risks below may include the Underlying Funds in which the 2035 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2035 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2035 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2035 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2035 Portfolio Custom Benchmark to reflect LifePath 2035 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2035 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2035 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How LifePath 2035 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2035 Portfolio expenses during these periods, LifePath 2035 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2035 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2035 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2035 Portfolio Custom Benchmark to reflect LifePath 2035 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2035 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2035 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 9.97% (quarter ended March 31, 2012) and the lowest return for a quarter was –13.17% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.18%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | LifePath 2035 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1],[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	225
5 Years	rr_ExpenseExampleYear05	415
10 Years	rr_ExpenseExampleYear10	962
2011	rr_AnnualReturn2011	(0.94%)
2012	rr_AnnualReturn2012	14.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.17%)
1 Year	rr_AverageAnnualReturnYear01	14.30%
Since Inception	rr_AverageAnnualReturnSinceInception	13.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
Class K | LifePath 2035 Portfolio | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.90%
Since Inception	rr_AverageAnnualReturnSinceInception	12.61%
Class K | LifePath 2035 Portfolio | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.66%
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
Class K | LifePath 2035 Portfolio | LifePath 2035 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.44%
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Class K | LifePath 2035 Portfolio | Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%
Class K | LifePath 2035 Portfolio | Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2035 Portfolio and its share of the allocated expenses of LifePath® 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC (“BAL”), the administrator for LifePath 2035 Portfolio, from each investment company in which the 2035 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2035 Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Portfolio and the 2035 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2035 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.